Contract liabilities - Summary of Contract Liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Contract liabilities [abstract]
Current	£ 61	£ 53	£ 0
Non-current	933	813	0
Total contract liabilities	£ 994	£ 866	£ 0